Assets pledged, collateral received and assets transferred - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets pledged, collateral received and assets transferred
Fair value of securities accepted as collateral	£ 934,363	£ 792,317
Of which fair value of securities re-pledged/transferred to others	£ 819,169	£ 684,389